OTHER EQUITY AND RESERVES (Details Textual) - USD ($)			12 Months Ended
	Jun. 09, 2020	Jul. 31, 2018	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Description of vesting requirements for share-based payment arrangement			At any time, the aggregate number of ordinary shares of the company may be granted under Awards that have not vested shall not exceed 5% of the ordinary shares in issue (excluding treasury shares) on the day preceding the Award.
Share based Compensation Number Of Shares Nonvested Subjected to Awards				862,502
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets			$ 8,134,000	$ 2,023
2018 FSP [Member]
Statement1 [Line Items]
Share based Payments Number of Awards Available for Grant				102,999
2018 FSP [Member] | Certain Employees [Member]
Statement1 [Line Items]
Share based compensation by share based payment arrangement vesting period.		3 years
Additional Awards Granted FSP Two Thousand And Eighteen [Member] | Chief Executive Officer [Member]
Statement1 [Line Items]
Share based compensation by share based payment arrangement vesting period.	3 years